PROVISION FOR CLOSURE AND RECLAMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions [abstract]
Risk-free interest rate	1.98%	2.23%	1.06%
Risk premium	7.00%	7.00%	7.00%